Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Where necessary, comparative figures have been reclassified to conform to changes in presentation in the current periods. The Company has changed its classification of “Direct vessel expenses” to reallocate these amounts between “Vessel operating expenses” and “Depreciation and amortization” in the Consolidated Statements of Comprehensive Income. Management has assessed the impact of this change as immaterial to the financial statements. For the year ended December 31, 2024, this resulted in the reclassification of $13,564 and $63,605 of vessel operating expenses and amortization of deferred drydock and special survey costs, respectively, under the captions “Vessel operating expenses” and “Depreciation and amortization” in the Consolidated Statements of Comprehensive Income. The aggregate amount of $77,169 was previously presented under the caption “Direct vessel expenses” in the Consolidated Statements of Operations for the year ended December 31, 2024. For the year ended December 31, 2023, this resulted in the reclassification of $26,128 and $43,321 of vessel operating expenses and amortization of deferred drydock and special survey costs, respectively, under the captions “Vessel operating expenses” and “Depreciation and amortization” in the Consolidated Statements of Comprehensive Income. The aggregate amount of $69,449 was previously presented under the caption “Direct vessel expenses” in the Consolidated Statements of Operations for the year ended December 31, 2023.

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources, including cash from sale of vessels (see Note 6 – Vessels, net and Note 21 – Subsequent events) and undrawn amounts available under reducing revolving credit facilities (see Note 10 – Borrowings), to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least 12 months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Principles of consolidation
(b)
Principles of consolidation: The accompanying consolidated financial statements include Navios Partners’ wholly owned subsidiaries from their dates of incorporation or from the date of acquiring control or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights.

The accompanying consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2025	2024	2023
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aegina Marine Corporation	Nave Tempo	Marshall Is.	7/16–12/31	—	—
Afissos Shipping Corporation(9)	TBN XIX	Marshall Is.	5/27–12/31	—	—
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Alatas Shipping Corporation(8)	TBN XVI	Marshall Is.	1/01–12/31	5/20–12/31	—
Aldebaran Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alegria Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alimia Shipping Corporation(9)	TBN XII	Marshall Is.	1/01–12/31	5/30–12/31	—
Alkmene Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amaryllis Shipping Inc.(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ambracia Navigation Company	Navios Primavera	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amindra Navigation Co.	Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ammos Shipping Corp.(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amorgos Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Anafi Shipping Corporation	Navios Sky	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Andromeda Shiptrade Limited(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Andros Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antikithira Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antiparos Shipping Corporation	Nave Atria	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antipaxos Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Antipsara Shipping Corporation	Nave Velocity	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aramis Navigation Inc.	Navios Azimuth	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Arkoi Shipping Corporation(2)	Navios Coral	Marshall Is.	1/01–12/31	3/14–12/31	—
Artala Shipping Co.(3)	Navios Sakura	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Asteroid Shipping S.A.	Navios Herakles I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Astrovalos Shipping Corporation(2)	Nave Cosmos	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Astypalaia Shipping Corporation(2)	Navios Amber	Marshall Is.	1/01–12/31	3/14–12/31	—
Atokos Shipping Corporation(3)	Navios Horizon I	Marshall Is.	1/01–12/31	1/01–12/31	7/18–12/31
Aurora Shipping Enterprises Ltd.(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Azalea Navigation Company	Navios Azalea	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Azalea Shipping Inc.	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Balder Maritime Ltd	Navios Koyo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bato Marine Corp.	Navios Armonia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bertyl Ventures Co.	Navios Azure	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bole Shipping Corporation	Spectrum N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Brandeis Shipping Corporation	Ete N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Buff Shipping Corporation	Fleur N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Calliope Shipping Corporation(2)	Condor (ex Zim Condor)	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Camelia Shipping Inc.	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cavalli Navigation Inc.(17)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cavos Navigation Co.	Navios Libra	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Chalki Shipping Corporation(8)	TBN III	Marshall Is.	1/01–12/31	1/01–12/31	5/31–12/31
Chernava Marine Corp.	Navios Bahamas	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Citrine Shipping Corporation(11)	Former Vessel-Owning Company	Marshall Is.	—	—	1/01–2/21
Clan Navigation Limited	Navios Devotion	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cloud Atlas Marine S.A.(7)	Navios Uranus	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Corsair Shipping Ltd.	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Crete Shipping Corporation	Nave Cetus	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cronus Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Customized Development S.A.(18)	Navios Fulvia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cyrus Investments Corp.	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Delos Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Despotiko Shipping Corporation(2)	Nave Polaris	Marshall Is.	1/01–12/31	1/01–12/31	9/05–12/31
Dione Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Dionysus Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Doxa International Corp.	Nave Electron	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ducale Marine Inc.	Navios Etoile	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Dune Shipping Corp.(11)	Former Vessel-Owning Company	Marshall Is.	—	—	1/01–2/21
Ebba Navigation Limited	Navios Destiny	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Elafonisos Shipping Corporation(1)	Nave Perseus	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Emery Shipping Corporation	Navios Gem	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Enplo Shipping Limited	Navios Verde	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Erato Shipmanagement Corporation(2)	Pelican I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ereikousa Shipping Corporation(8)	TBN VII	Marshall Is.	1/01–12/31	1/01–12/31	5/24–12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Euterpe Shipping Corporation(2)	Hawk Ι	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Evian Shiptrade Ltd.	Matson Lanai	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fairy Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Faith Marine Ltd(18)	Navios Altamira	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Fakistra Shipping Corporation(9)	TBN XXI	Marshall Is.	8/26–12/31	—	—
Fandango Shipping Corporation	Unity N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Felicity Shipping Corporation(21)	Former Vessel-Owning Company	Marshall Is.	1/01–6/25	1/01–12/31	1/01–12/31
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Flavescent Shipping Corporation	Odysseus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Folegandros Shipping Corporation	Nave Andromeda	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Galaxy Shipping Corporation(21)	Former Vessel-Owning Company	Marshall Is.	1/01–6/25	1/01–12/31	1/01–12/31
Galera Management Company(3)	Navios Amethyst	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Galileo Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/17–12/31	—
Gatsby Maritime Company(8)	TBN I	Marshall Is.	1/01–12/31	1/01–12/31	1/03–12/31
Gavdos Shipping Corporation(2)	Nave Photon	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Gemini Shipping Corporation(11)	Former Vessel-Owning Company	Marshall Is.	—	—	1/01–2/07
Goddess Shiptrade Inc.	Navios Astra	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Goldie Services Company	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Golem Navigation Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Happiness Shipping Corporation	Navios Happiness	Marshall Is.	1/01–12/31	9/17–12/31	—
Highbird Management Inc.	Navios Celestial	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Hyperion Enterprises Inc.(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ikaria Shipping Corporation	Nave Aquila	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ios Marine Corporation(19)	Nave Cielo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Iraklia Shipping Corporation	Bougainville	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Iris Shipping Corporation	N Amalthia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Italida Shipping Corporation(10)	TBN XXIV	Marshall Is.	8/26–12/31	—	—

Company name	Vessel name	Country of incorporation	2025	2024	2023
Ithaki Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Jasmine Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
JTC Shipping and Trading Ltd.(12)	Operating Company	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Kalymnos Shipping Corporation	Nave Allegro	Marshall Is.	7/16–12/31	—	—
Karpathos Shipping Corporation(1)	HMM Ocean	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kastelorizo Shipping Corporation(1)	Nave Dorado	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kastos Shipping Corporation(8)	TBN VIII	Marshall Is.	1/01–12/31	1/01–12/31	5/24–12/31
Kerkyra Shipping Corporation(13)	Nave Galactic	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Keros Shipping Corporation(8)	TBN XV	Marshall Is.	1/01–12/31	5/20–12/31	—
Kimolos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kinaros Shipping Corporation(2)	Navios Citrine	Marshall Is.	1/01–12/31	3/14–12/31	—
Kithira Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kleio Shipping Corporation(2)	Seagull	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kos Shipping Corporation	Nave Bellatrix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Koufonisi Shipping Corporation(3)	Navios Felix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kymata Shipping Co.(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Lavender Shipping Corporation	Navios Ray	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Lefkada Shipping Corporation(13)	Nave Buena Suerte	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Legato Shipholding Inc.(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Leros Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Leto Shipping Corporation(21)	Former Vessel-Owning Company	Marshall Is.	1/01–6/25	1/01–12/31	1/01–12/31
Levitha Shipping Corporation(9)	TBN XI	Marshall Is.	1/01–12/31	5/30–12/31	—
Libra Shipping Enterprises Corporation(21)	Former Vessel-Owning Company	Marshall Is.	1/01–6/25	1/01–12/31	1/01–12/31
Limestone Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Limnos Shipping Corporation	Nave Pyxis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Makri Shipping Corporation(2)	DP World Jeddah	Marshall Is.	1/01–12/31	1/01–12/31	9/05–12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mandora Shipping Ltd	Navios Centaurus	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mathraki Shipping Corporation(8)	TBN VI	Marshall Is.	1/01–12/31	1/01–12/31	7/18–12/31
Meganisi Shipping Corporation(2)	DP World Jebel Ali	Marshall Is.	1/01–12/31	1/01–12/31	9/05–12/31
Melpomene Shipping Corporation(3)	Sparrow	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mesta Shipping Corporation(9)	TBN XVIII	Marshall Is.	1/01–12/31	8/26–12/31	—
Micaela Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Migen Shipmanagement Ltd	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Moonstone Shipping Corporation(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Morganite Shipping Corporation(3)	Navios Meridian	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Morven Chartering Inc.	Navios Verano	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mouresi Shipping Corporation(9)	TBN XX	Marshall Is.	5/27–12/31	—	—
Muses Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Mytilene Shipping Corporation	Nave Orion	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
NAV Holdings Limited	Sub-Holding Company	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Acquisition Finance (US) Inc.(14)	Co-Issuer of Ship Mortgage Notes	Delaware	—	1/01–10/07	1/01–12/31
Navios International Inc.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Containers Sub LP	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Midstream Partners Finance (US) Inc.(14)	Sub-Holding Company	Delaware	—	1/01–10/07	1/01–12/31
Navios Maritime Midstream Partners GP LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Operating LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Europe Finance Inc.	Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Finance (US) Inc.(14)	Co-Borrower	Delaware	—	1/01–10/07	1/01–12/31
Nefeli Navigation S.A.	Navios Unison	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Nisyros Shipping Corporation(1)	Nave Neutrino	Marshall Is.	1/01–12/31	1/01–12/31	9/05–12/31
Nostos Shipmanagement Corp.	Navios Bonavis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Oceanus Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Olivia Enterprises Corp.	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Olympia II Navigation Limited	Navios Domino	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Opal Shipping Corporation	Rainbow N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Orbiter Shipping Corp.(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Othonoi Shipping Corporation(7)	Nave Anthos	Marshall Is.	1/01–12/31	1/01–12/31	7/18–12/31
Palermo Shipping S.A.(11)	Former Vessel-Owning Company	Marshall Is.	—	—	1/01–2/07
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Patmos Shipping Corporation(1)	HMM Sky	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Peran Maritime Inc.	Zim Baltimore	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perigiali Navigation Limited(6)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perivoia Shipmanagement Co.	Navios Amitie	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pharos Navigation S.A.(7)	Navios Phoenix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pingel Navigation Limited	Matson Oahu	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pleione Management Limited	Navios Star	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Polyaigos Shipping Corporation(9)	TBN IV	Marshall Is.	1/01–12/31	1/01–12/31	7/04–12/31
Polymnia Shipping Corporation(2)	Zim Albatross	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Poros Marine Shipping Corporation(9)	TBN XIII	Marshall Is.	1/01–12/31	6/20–12/31	—
Potistika Shipping Corporation(9)	TBN XXIII	Marshall Is.	8/26–12/31	—	—
Prometheus Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Prosperity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Proteus Shiptrade S.A.	Carmel I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pserimos Shipping Corporation(8)	TBN II	Marshall Is.	1/01–12/31	1/01–12/31	5/31–12/31
Pueblo Holdings Ltd.	Navios Lumen	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pyrgi Shipping Corporation(8)	TBN XVII	Marshall Is.	1/01–12/31	8/26–12/31	—
Red Rose Shipping Corp.	Navios Bonheur	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rhea Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rhodes Shipping Corporation	Nave Cassiopeia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rider Shipmanagement Inc.(7)	Navios Felicity I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rineia Shipping Corporation(10)	TBN XIV	Marshall Is.	1/01–12/31	6/20–12/31	—
Rodman Maritime Corp.(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rondine Management Corp.	Navios Victory	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Roselite Shipping Corporation(7)	Navios Corali	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rumer Holding Ltd(7)	Navios Antares	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sagittarius Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Samothrace Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Santorini Shipping Corporation(9)	TBN IX	Marshall Is.	1/01–12/31	2/20–12/31	—
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Serifos Shipping Corporation	Nave Estella	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Seymour Trading Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Shikhar Ventures S.A.(16)	Navios Stellar	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Dream Limited(21)	Former Vessel-Owning Company	Hong Kong	1/01–3/27	1/01–12/31	1/01–12/31
Shinyo Kannika Limited(21)	Former Vessel-Owning Company	Hong Kong	1/01–3/27	1/01–12/31	1/01–12/31
Shinyo Kieran Limited(20)	Nave Universe	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Shinyo Loyalty Limited(21)	Former Vessel-Owning Company	Hong Kong	1/01–3/27	1/01–12/31	1/01–12/31
Shinyo Navigator Limited(21)	Former Vessel-Owning Company	Hong Kong	1/01–3/27	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Shinyo Ocean Limited(21)	Former Vessel-Owning Company	Hong Kong	1/01–3/27	1/01–12/31	1/01–12/31
Shinyo Saowalak Limited(4),(20)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sifnos Shipping Corporation	Nave Titan	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Silvanus Marine Company	Navios Summer	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Skiathos Shipping Corporation	Nave Capella	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Skopelos Shipping Corporation(19)	Nave Ariadne	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Skyros Shipping Corporation	Nave Sextans	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Solange Shipping Ltd.	Navios Avior	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Spetses Marine Shipping Corporation(2)	Navios Venus	Marshall Is.	1/01–12/31	6/26–12/31	—
Sui An Navigation Limited(21)	Former Vessel-Owning Company	Marshall Is.	1/01–6/25	1/01–12/31	1/01–12/31
Sun Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sunstone Shipping Corporation	Copernicus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Syros Shipping Corporation	Nave Alderamin	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Talia Shiptrade S.A.(7)	Navios Magellan II	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Tarak Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Taurus Marine Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/26–12/31	—
Terpsichore Shipping Corporation(2)	Zim Falcon	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Teuta Maritime S.A.(3)	Navios Altair	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thalassa Marine S.A. (1)	Navios Galaxy II	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thalia Shipping Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thasos Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thera Shipping Corporation	Nave Atropos	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thetida Marine Co.(13)	Navios Magnolia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Thirasia Shipping Corporation(9)	TBN X	Marshall Is.	1/01–12/31	2/20–12/31	—
Tilos Shipping Corporation(5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Company name	Vessel name	Country of incorporation	2025	2024	2023
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Trikeri Shipping Corporation(9)	TBN V	Marshall Is.	1/01–12/31	1/01–12/31	7/04–12/31
Tzasteni Shipping Corporation(9)	TBN XXII	Marshall Is.	8/26–12/31	—	—
Tzia Shipping Corporation	Nave Celeste	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Urania Shipping Corporation(2)	Zim Eagle	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Vatselo Enterprises Corp.	Navios Alegria	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Vega Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/17–12/31	—
Veja Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Velour Management Corp.	Navios Vermilion	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Venetiko Shipping Corporation(2)	Navios Dolphin	Marshall Is.	1/01–12/31	3/14–12/31	—
Vernazza Shiptrade Inc.(7)	Navios Canary	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Vinetree Marine Company(21)	Operating Company	Marshall Is.	1/01–6/25	1/01–12/31	1/01–12/31
Vythos Marine Corp.	Navios Constellation	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Wenge Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
White Narcissus Marine S.A.(4),(15)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ziggy Shipping Limited (1)	Nave Ohana	Marshall Is.	1/01–12/31	1/01–12/31	1/03–12/31
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

(1) The vessel was delivered/ acquired in 2025.

(2) The vessel was delivered/ acquired in 2024.

(3) The vessel was delivered/ acquired in 2023.

(4) The vessel was sold in 2025.

(5) The vessel was sold in 2024.

(6) The vessel was sold in 2023.

(7) The vessel was delivered/ acquired in 2026.

(8) Expected to be delivered in 2026.

(9) Expected to be delivered in 2027.

(10) Expected to be delivered in 2028.

(11) The company was dissolved in 2023.

(12) Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(13) The vessel is agreed to be sold in 2026.

(14) The company was dissolved in 2024.

(15) The entity was redomiciled from Panama to the Marshall Islands on November 5, 2024.

(16) The entity was redomiciled from Liberia to the Marshall Islands on November 6, 2024.

(17) The entity was redomiciled from Liberia to the Marshall Islands on November 8, 2024.

(18) The entity was redomiciled from Liberia to the Marshall Islands on November 12, 2024.

(19) The entity was redomiciled from Cayman Islands to the Marshall Islands on November 18, 2024.

(20) The entity was redomiciled from British Virgin Islands to the Marshall Islands on November 22, 2024.

(21) The company was dissolved in 2025.

During the first quarter of 2025, the Company completed the sale of Shinyo Dream Limited, Shinyo Kannika Limited, Shinyo Loyalty Limited, Shinyo Navigator Limited and Shinyo Ocean Limited. The five entities were included in the consolidated financial statements of 2023, 2024 and until the first quarter of 2025 (see Note 17 – Transactions with related parties and affiliates).

In December 2024, the Company completed the sale of Kleimar N.V. and its subsidiary, Bulkinvest S.A. The two entities were included in the consolidated financial statements of 2023 and 2024.

During the fourth quarter of 2023, the Company completed the sale of Aphrodite Shipping Corporation, Zaffre Shipping Corporation, Anthos Shipping Inc. and Wave Shipping Corp. The four entities were included in the consolidated financial statements of 2023 (see Note 17 – Transactions with related parties and affiliates).

Investments in affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Use of estimates
(c)
Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to impairment indicators and expected future cash flows from long-lived assets to support impairment tests. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and cash equivalents
(d)
Cash and cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted cash	Restricted cash: Restricted cash consists of amounts held in retention accounts in order to service debt and interest payments and cash collaterals, as required by certain of Navios Partners' credit facilities and financial liabilities.
Accounts receivable, net
(g)
Accounts receivable, net: Accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage, net of any allowance for receivables deemed uncollectible. Accounts receivable are recorded when the right to consideration becomes unconditional. The Company assessed that any impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, and not in accordance with Topic 326, as discussed below. Impairment of accounts receivable arising from voyage charters, which are accounted in accordance with ASC 606, are within the scope of Subtopic 326 and must therefore, be assessed for expected credit losses. With regards to operating lease receivables, ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. During the years ended December 31, 2025, 2024 and 2023, the Company had no write offs of accounts receivable arising from operating leases deemed uncollectible.

Credit losses accounting

Under ASC 326, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as allowance for credit losses in the Consolidated Statements of Comprehensive Income.

The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status. The Company also considers customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data.

The allowance for credit losses was nil as of each of December 31, 2025, 2024 and 2023.

As of each of December 31, 2025, 2024 and 2023, no allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date were held in time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed. No allowance was recorded on insurance claims as of each of December 31, 2025, 2024 and 2023.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. For credit losses accounting on the Company’s financial assets please refer above.

Other investments
(f)
Other investments: Other investments consist of time deposits with original maturities of greater than three months and less than 12 months. As of December 31, 2025 and December 31, 2024, other investments amounted to $10,483 and $12,289, respectively.

Inventories
(h)
Inventories: Inventories comprised of (i) bunkers (when applicable) and (ii) lubricants and stock provisions on board of the vessels as of the balance sheet date, and are stated at the lower of cost or net realizable value. The cost is determined primarily by the first-in, first-out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

Vessels, net
(i)
Vessels, net: Vessels are stated at historical cost, which consists of the contract price and pre-delivery costs incurred during the construction and delivery of newbuildings, including capitalized interest, and any material expenses incurred upon acquisition (improvements and delivery expenses) of second hand vessels. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. The fair value of the vessels is determined based on vessels' valuation, from independent third party shipbrokers. Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying Consolidated Statements of Comprehensive Income. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of the Company’s dry bulk, containerships and tankers based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. The estimated scrap rate used to calculate the vessel’s scrap value is $340 per LWT as of each of December 31, 2025 and 2024.

Management estimates the useful life of the Company’s vessels to be 25 years for dry bulk and tanker vessels and 30 years for the containerships, respectively from the original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

Deposits for vessel acquisitions
(j)
Deposits for vessel acquisitions: Deposits for vessel acquisitions include (i) amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels (see Note 15 – Commitments and contingencies); (ii) pre-delivery expenses and related costs provided under the Company’s existing agreements with the Manager (see Note 17 – Transactions with related parties and affiliates) and (iii) capitalized interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use). Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Assets held for sale
(k)
Assets held for sale: The Company's policy is to dispose vessels and other fixed assets when suitable opportunities occur and not necessarily to retain them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the vessel (disposal group); the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale as of each of December 31, 2025, 2024 and 2023.

Impairment of long-lived assets
(l)
Impairment of long-lived assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Partners’ management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is based on the fair value of the asset. Navios Partners determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating the carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as obsolesce or significant damages to the vessel, vessel sales and purchases, business plans, overall market conditions and market economic outlook.

When impairment indicators are identified, undiscounted projected net operating cash flows are determined for each asset group, for which impairment indicators are present, and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs, ballast water treatment system costs, exhaust gas cleaning system costs and other capitalized items, if any, related to the vessel and the related carrying value of the intangible assets with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to the current market rates. The loss recognized either on impairment or on disposition will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

When impairment indicators are identified, undiscounted projected net operating cash flow analysis is performed by considering various assumptions and covers the remaining economic life of each vessel. These assumptions include revenue from existing time charters for fixed fleet days based on rates under Navios Partners’ remaining charter agreements and an estimated daily time charter equivalent rate for unfixed days. The latter is determined by using the one-year average historical time charter rates for the first year and the ten-year average historical one-year time charter rates for the remaining period. Revenue is included in the analysis net of brokerage and address commissions and commercial management fee, and excludes days associated with scheduled drydockings or special surveys. The analysis also incorporates estimates of scrap values and considers the probability of sale of each vessel. Planned expenditures for drydockings or special surveys are based on Navios Partners’ budget. Vessel operating expenses are based on budgeted amounts, assuming a 3.0% increase every second year. The utilization rate is based on the fleet’s historical performance.

Deferred drydock and special survey costs
(m)
Deferred drydock and special survey costs: Navios Partners’ vessels are subject to regularly scheduled drydocking and special surveys which are generally carried out every 30 or 60 months, depending on the assets’ ages to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For the years ended December 31, 2025, 2024 and 2023, the amortization expense was $82,515, $63,605 and $43,321, respectively, and is presented under the caption of “Depreciation and amortization” in the Consolidated Statements of Comprehensive Income.

Deferred finance costs
(n)
Deferred finance costs: Deferred finance costs include: (i) fees paid associated with obtaining credit facilities, bonds and financial liabilities or refinancing existing ones accounted for as loan modification, which are deferred and are presented as a deduction from the corresponding liability in the Consolidated Balance Sheets. These costs are amortized over the life of the related credit facility, bond and financial liability using the effective interest rate method, and are presented under the caption “Interest expense and finance cost, net” in the Consolidated Statements of Comprehensive Income and (ii) fees paid associated with obtaining credit facilities and financial liabilities to finance the acquisition of newbuilding vessels, remained undrawn at the balance sheet date, which are deferred and are presented under the caption “Other long-term assets” in the Consolidated Balance Sheets. The amortization of such costs, calculated using the straight-line method until the end of vessel’s construction period, is capitalized to the vessel’s cost. Unamortized fees relating to credit facilities, bonds and financial liabilities repaid or refinanced and accounted for as debt extinguishment are written off in the period the repayment, prepayment or extinguishment is made and included in the determination of gain or loss on debt extinguishment. Amortization and write-off of deferred finance costs, including amortization of debt discount, for each of the years ended December 31, 2025, 2024 and 2023 were $10,705, $7,841 and $7,188, respectively, and are presented under the caption “Amortization and write-off of deferred finance costs” in the Consolidated Statements of Cash Flows.

Intangible assets and unfavorable lease terms
(o)
Intangible assets and unfavorable lease terms: Navios Partners’ intangible assets and liabilities consist of favorable and unfavorable lease terms. When an asset along with the current charter contract are acquired as part of a business combination and/or asset acquisition, intangible assets and unfavorable lease terms are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires Navios Partners to make significant assumptions and estimates of many variables including market charter rates, contracted charter rates, remaining duration of the charter agreements, the level of utilization of its vessels and its relevant discount rate.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense/ income is included under the captions “Depreciation and amortization” and “Amortization of unfavorable lease terms”, respectively in the Consolidated Statements of Comprehensive Income.

The amortizable value of favorable leases would be considered impaired if their carrying values could not be recovered from the future undiscounted cash flows associated with the assets. As of December 31, 2025, 2024 and 2023, the management of the Company, has considered various indicators and concluded that events and circumstances did not trigger the existence of potential impairment of its intangible assets and that a recoverability test, as described in paragraph (l) above, was not required. As of December 31, 2025, 2024 and 2023, there was no impairment of intangible assets.

Foreign currency translation
(p)
Foreign currency translation: Navios Partners’ functional and reporting currency is the U.S. Dollar. Navios Partners engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Partners’ wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Statements of Comprehensive Income. The foreign currency gains/ (losses) recognized in the accompanying Consolidated Statements of Comprehensive Income under the captions “Other income” or “Other expense”, for each of the years ended December 31, 2025, 2024 and 2023 were not material for any of these periods.

Provisions
(q)
Provisions: Navios Partners, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred as of the balance sheet date and the likelihood of loss was probable and the amount of the loss can be reasonably estimated. If Navios Partners has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Partners will accrue the lower amount of the range.

Navios Partners, through the Management Agreements (as defined herein), participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

Segment reporting
(r)
Segment reporting: In accordance with ASC 280, the Company uses the “management approach” in determining reportable operating segments. The management approach is based on the internal organization and reporting used by the Company’s chief operating decision maker (the “CODM”), who is the Company’s Chairwoman and Chief Executive Officer, for making operating decisions and assessing performance. Navios Partners reports financial information and evaluates its operations primarily based on charter revenues, without differentiating by vessel type or the length of ship employment for its customers. The CODM does not use discrete financial information related to specific types of charters or vessels when evaluating operating results, allocating resources, or making decisions regarding the operations of the Company. The CODM evaluates performance, including monitoring budget versus actual results, using consolidated net income, which encompasses all expense categories as presented in the Consolidated Statements of Comprehensive Income. As a result, Navios Partners has determined that it operates under one reportable segment and the assets of such segment are presented under the caption “Total assets” in the Consolidated Balance Sheets. For further details regarding the Company’s business, please refer to Note 1 – Description of business.

Revenue and expense recognition
(s)
Revenue and expense recognition:

Revenue from time chartering and bareboat chartering

Revenues from time chartering and bareboat chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering and bareboat chartering of vessels amounted to $1,274,633, $1,207,066 and $1,149,240 for the years ended December 31, 2025, 2024 and 2023, respectively.

Revenue from voyage charters

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. In accordance with ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $36,851, $91,844 and $107,412 for the years ended December 31, 2025, 2024 and 2023, respectively.

Revenue from pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases under the scope of ASC 842 and is recognized for the applicable period when collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $30,945, $35,156 and $50,161 for the years ended December 31, 2025, 2024 and 2023, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or semi-annual basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. Profit sharing revenue amounted to $1,714, $0 and $76 for the years ended December 31, 2025, 2024 and 2023, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Deferred revenue and cash received in advance: Deferred revenue primarily relates to cash received from charterers prior to it being earned and the straight-line amortization of the containerships and tankers charters with de-escalating rates. These amounts are recognized as revenue over the voyage or charter period.

Time charter and voyage expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter and voyage expenses are provisions for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.

Prepaid voyage costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

Vessel operating expenses: Pursuant to the Master Management Agreement (as defined herein) commencing on January 1, 2025, the Manager provides technical and commercial management and related specialized services to Navios Partners’ vessels. For a detailed discussion of vessel operating expenses, please see Note 17 – Transactions with related parties and affiliates.

General and administrative expenses: Pursuant to the Administrative Services Agreement (as defined herein) commencing on January 1, 2025, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the terms of the agreement, which provides for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For a detailed discussion of general and administrative expenses, please see Note 17 – Transactions with related parties and affiliates.

Financial instruments
(t)
Financial instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, other investments, trade receivables and payables, amounts due from/(to) related parties, other receivables and other liabilities, derivative instruments, credit facilities, bonds and financial liabilities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial risk management: Navios Partners’ activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: Navios Partners closely monitors its credit exposure to customers and counterparties for credit risk. Navios Partners has entered into the Management Agreements (as defined herein) with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Partners. When negotiating on behalf of Navios Partners’ various vessel employment contracts, the Manager has policies in place to ensure that they trade with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject Navios Partners to concentrations of credit risk are accounts receivable and cash and cash equivalents. Navios Partners does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows (see Note 4 – Accounts receivable, net).

Liquidity risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and financial liabilities and the ability to close out market positions. Navios Partners monitors cash balances appropriately to meet working capital needs.

Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Comprehensive Income.

Derivative instruments: Navios Partners may periodically enter into derivative instruments, such as interest rate swaps, to manage exposure to interest rate fluctuations associated with specific borrowings. All derivative instruments are initially recognized in the Consolidated Balance Sheets at their fair value. Transaction costs related to derivatives are expensed as incurred. The accounting treatment for changes in the fair value of the derivative depends on its intended use, whether the Company has designated it as part of a hedging relationship, and whether the hedging relationship meets the necessary criteria for hedge accounting under ASC 815, Derivatives and Hedging.

At the inception of a derivative contract, the Company may designate the derivative as an accounting hedge of the variability in cash flows associated with a forecasted transaction (“Cash Flow Hedge”). For a derivative to qualify for Cash Flow Hedge accounting, the hedging relationship must be formally documented at inception and must be expected to be highly effective in offsetting changes in the cash flows of the hedged item. This effectiveness is assessed both at hedge inception and on an ongoing basis. Changes in the fair value of a derivative designated and qualified as an effective Cash Flow Hedge are recognized in other comprehensive income/ (loss) and reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. Any ineffective portion of a designated Cash Flow Hedge is recognized immediately in earnings. Changes in the fair value of derivatives that are not designated as accounting hedges under ASC 815 are also recognized in earnings in the period in which they occur.

Hedge accounting is discontinued prospectively when the derivative instrument expires, is sold, terminated, or exercised; when the hedging relationship no longer qualifies for hedge accounting under ASC 815; or when the Company elects to remove the hedge designation. Upon discontinuation, the cumulative gain or loss associated with the hedge that remains in accumulated other comprehensive income/ (loss) continues to be deferred and is reclassified into earnings in the same period or periods during which the forecasted transaction affects earnings. However, if the forecasted transaction is no longer probable of occurring, the amount previously recorded in accumulated other comprehensive income/ (loss) is immediately reclassified into earnings.

Cash distribution
(u)
Cash distribution: As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of available cash, as defined therein, with respect to such quarter shall be distributed to the partners as of the record date selected by the board of directors.

Cash distributions are recorded in the Company’s financial statements in the period in which they are declared. Navios Partners paid $5,955, $6,132 and $6,160 to its unitholders of common and general partnership units during the years ended December 31, 2025, 2024 and 2023, respectively.

Stock-based compensation
(v)
Stock-based compensation: In February 2019, December 2019 and December 2018, Navios Partners granted restricted common units to its directors and officers, which are based solely on service conditions and vest over four years each, respectively.
Following the completion of the merger with Navios Maritime Acquisition Corporation (“Navios Acquisition”), Navios Partners assumed 8,116, after exchange on a 1 to 0.1275 basis, restricted common units granted in December 2018 to directors and officers of Navios Acquisition, which were based solely on service conditions and vested over four years. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period.

Navios Partners vested nil, nil and 1,001 restricted common units during the years ended December 31, 2025, 2024 and 2023, respectively (see Note 13 – Repurchases and issuance of units).

Income taxes
(w)
Income taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America. Under the laws of the countries of the vessel-owning subsidiaries’ incorporation and/or redomiciliation and/or vessels’ registration, the vessel-owning subsidiaries are subject to registration and tonnage taxes which have been presented under the caption “Other expense” in the Consolidated Statements of Comprehensive Income.

Earnings/(losses) per unit
(x)
Earnings/(losses) per unit: Basic earnings/(losses) per unit is computed by dividing net income/(loss) attributable to Navios Partners’ common unitholders by the weighted average number of common units outstanding during the periods presented. Diluted earnings per unit reflect the potential dilution that would occur if securities or other contracts to issue common units were exercised or converted. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units.

Guarantees
(y)
Guarantees: An asset for the fair value of a right undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition of the asset, financial statement disclosures of their terms are made.

Leases for lessors
(z)
Leases for lessors: Vessel leases where Navios Partners is regarded as the lessor are classified as either operating leases or sales type/ direct financing leases, based on an assessment of the terms of the lease. All Company’s leases, for which the Company acts as lessor, are classified as operating leases.

For charters classified as operating leases where Navios Partners is regarded as the lessor, see Note 2(s) – Summary of significant accounting policies.

Leases for lessees
(aa)
Leases for lessees: Vessel leases, where Navios Partners is regarded as the lessee, are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, the Company shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: (i) the amount of the initial measurement of the lease liability; (ii) any lease payments made to the lessor at or before the commencement date, minus any lease incentives received; and (iii) any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for operating leases at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements. Amounts attributable to leasehold improvements are presented separately from the related right-of-use asset. In cases of operating lease agreements that meet the definition of ASC 842 for a short-term lease (the lease has a lease term of 12 months or less) and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise, the Company makes the short-term lease election at the commencement date and does not recognize a lease liability or right-of-use asset on its balance sheet but, recognizes lease payments on a straight-line basis over the lease term. For charters classified as operating leases, lease expense is recognized on a straight line basis over the rental periods of such charter agreements and is included under the caption “Time charter and voyage expenses” in the Consolidated Statements of Comprehensive Income.

After lease commencement, the Company measures the lease liability for finance leases by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The right-of-use asset is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase the underlying asset. For finance leases, interest expense is determined using the effective interest method and is included under the caption “Interest expense and finance cost, net” in the Consolidated Statements of Comprehensive Income, whereas amortization on the right-of-use asset is recognized on a straight line basis over the useful life of such asset and is included under the caption “Depreciation and amortization” in the Consolidated Statements of Comprehensive Income.

In cases of the termination of a lease that results from the purchase of an underlying asset during the lease term, the Company recognizes any difference between the purchase price and the carrying amount of the lease liability immediately before the purchase as an adjustment of the carrying amount of the asset.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the buyer, and the buyer would need to obtain substantially all the benefits from the use of the asset.

Lease assets used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is based on the fair value of the lease asset, which is determined: (a) by calculating the operating lease asset’s discounted projected net operating cash flows based on management estimates and assumptions by making use of available market and company data and (b) on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis of the finance lease asset. In evaluating carrying values of operating and finance lease assets, certain indicators of potential impairment are reviewed, such as obsolesce or significant damage to the asset, business plans, overall market conditions and market economic outlook.

When the impairment indicators are present for any bareboat/time chartered-in vessel, the Company calculates the sum of the undiscounted projected net operating cash flows for such vessel and compares it to its carrying value (the “recoverability test”). Undiscounted projected net operating cash flow analysis is performed by considering various assumptions and covers the remaining lease term/ economic life of right-of-use assets under operating and finance leases, respectively. These assumptions include revenue from existing time charters for fixed fleet days based on rates under the Company’s remaining charter-out agreements and an estimated daily time charter equivalent rate for unfixed days. The latter is determined by using an average of historical time charter-out rates. Revenue is included in the analysis net of brokerage and address commissions and commercial management fee, and excludes days associated with scheduled off-hires (for the bareboat/time chartered-in vessels), scheduled drydockings or special surveys. The analysis also incorporates estimates of scrap values. Planned expenditures for drydockings or special surveys are based on Navios Partners’ budget. Vessel operating expenses are based on budgeted amounts, assuming a 3.0% increase every second year for the bareboat/time chartered-in vessels. The utilization rate is based on the fleet’s historical performance. If the recoverability test indicates that impairment loss should be recognized, the determination of the lease asset’s fair value using discounted projected net operating cash flows requires the determination of the Company’s relevant discount factor.

Financial instruments and fair value
(bb)
Financial instruments and fair value: Guidance on fair value measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on fair value measurements.

Other comprehensive income
(cc)
Other comprehensive income: The Company follows the provisions of ASC 220, “Comprehensive Income”, which require separate presentation of certain transactions, which are recorded directly as components of equity. For the year ended December 31, 2025, changes in the fair value of the Swap Transaction (as defined herein) that were designated and qualified as an effective Cash Flow Hedge are presented under the caption “Unrealized loss on cash flow hedges” in the Consolidated Statements of Comprehensive Income (see Note 2(t) – Summary of significant accounting policies). For the years ended December 31, 2024 and 2023, comprehensive income equaled net income.

Treasury units
(dd)
Treasury units: Treasury units are units that are repurchased by the issuing entity, reducing the number of outstanding units in the open market. When units are repurchased, they may either be cancelled or held for reissue. If not cancelled, such units are referred to as treasury units. Treasury units are essentially the same as unissued capital and reduce ordinary partners’ capital. The cost of the acquired units is shown as a deduction from common unitholders’ capital. Dividends on such units held in the entity’s treasury are not reflected as income and not shown as a reduction in partners’ capital. Gains and losses on sales of treasury units are accounted for as adjustments to partners’ capital and not as part of income. Depending on whether the units are acquired for reissuance or retirement, treasury units are accounted for under the cost method or the constructive retirement method. The cost method is also used, when reporting entity management has not made decisions as to whether the reacquired units will be retired, held indefinitely or reissued. The Company has elected for the repurchase of its common units to be accounted for under the cost method. Under this method, the treasury units account is charged for the aggregate cost of units reacquired.

Recent accounting pronouncements
(ee)
Recent accounting pronouncements - not yet adopted: In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In July 2025, the FASB issued ASU ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

In November 2025, the FASB issued ASU 2025‑09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, to clarify and enhance hedge accounting guidance, targeting improved alignment with risk management practices and addressing issues from global reference rate reform. At this stage, the Company has not yet determined the expected impact of adopting ASU 2025‑09 on its financial position, results of operations, cash flows, or related disclosures. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements”. The standard is intended to make technical corrections, clarifications, and minor updates across various Topics in GAAP to improve clarity and application without significant changes to current practices. The amendments affect all reporting entities within the scope of the guidance and cover areas such as earnings per share, leases, investments, and income taxes. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within those annual reporting periods. Early adoption is permitted with optional prospective or retrospective application on an-issue-by issue basis. The Company evaluated the impact of this ASU on its financial statements and determined that there is no effect on its consolidated financial statements.